Reconciliation of changes in fair value measurement, assets (Details) - At fair value [Member] - Level 3 [Member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in fair value measurement, assets [Line Items]
Beginning balance	₩ 269,461	₩ 180,390
Changes in fair value measurement, assets [Abstract]
Acquisition	0	0
Reclassified category	(92,128)	98,472
Valuation	(6,201)	(9,401)
Disposal	0	0
Foreign currency translation	2,166	0
Ending balance	₩ 173,298	₩ 269,461